Note 1 - Organization	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization

BitVentures Ltd. (“BitVentures”, the “Company”) was incorporated in the Cayman Islands on July 19, 2019. The Company, through its subsidiaries in Hong Kong and the United States, is engaged in insurance referral services, digital assets mining, and e-commerce retail businesses. The Company is overall engaged in the development of technology business.

On March 26, 2021, the Company completed its initial public offering (“IPO”) of 3,000,000 ADSs at US$10.00 per ADS on NASDAQ. Each ADS represents two ordinary shares of the Company.

On June 28, 2024, the Company terminated its contractual VIE arrangements with Hywin Wealth Management, which, along with its subsidiaries, was previously the primary corporate vehicle to provide wealth management services in mainland China. As a result, the Company has completely exited from the wealth management business in mainland China. In addition, the Company has not been able to exercise control over any of its PRC subsidiaries or VIEs given that all of the Company’s subsidiaries and VIEs in the PRC were effectively owned or controlled by Han Hongwei, our ex-Chairman, and are seized in the PRC. Accordingly, the Company is deemed to have lost de facto control of all of its PRC subsidiaries, VIEs, and their associated assets and operations, and deems its contractual agreements with its VIEs as invalid. The Company’s combined financial statements for the year ended June 30, 2024 were prepared excluding such PRC subsidiaries and VIEs.

On August 14, 2024, the Company completely exited its businesses in overseas wealth management and asset management in Hong Kong, and disposed of certain subsidiaries in Hong Kong, namely, Haiyin Insurance (Hong Kong) Co., Limited and Hywin International Insurance Broker Limited for nil consideration, and Haiyin International Asset Management Limited and Hywin Asset Management (Hong Kong) Limited for US$641. After the disposals, the Company no longer holds financial service licenses in Hong Kong.

On March 17, 2025, the Company effectuated a change of control and issued to Carmel Holdings Limited 112,000,000 (or 5,600,000 restricted ordinary shares after the share consolidation on January 2, 2026) restricted ordinary shares of the Company.

On December 2, 2025, the Company announced that it would terminate its Deposit Agreement dated March 25, 2021 entered into between the Company and Deutsche Bank Trust Company Americas as depositary for the Company’s American Depositary Shares (the “ADSs”).

On December 19, 2025, the Company held an Extraordinary General Meeting, in which shareholders approved a number of resolutions pertaining to restructuring of the Company’s share capital, which included a share consolidation of every issued and unissued twenty ordinary shares of par value US$0.0001 each into one new consolidated ordinary share of par value US$0.0020 each.

On December 19, 2025, the Company’s name was changed from Santech Holdings Limited to BitVentures Limited.

On January 5, 2026, the Company’s substitution listing was approved by Nasdaq. All outstanding American Depositary Shares (ADSs) were cancelled. The Company’s consolidated ordinary shares of par value US$0.0020 each were listed for trading on the Nasdaq Capital Market under the ticker “BVC.”

As of June 30, 2026, detailed information of the Company and the Company’s major subsidiaries is summarized as follows:

	Date of	Percentage of	Place of	Principal business
Name of subsidiaries	incorporation	ownership	incorporation	activities

New Innovations BVI Limited	June 27, 2025	100%	BVI	Investment holding

New Innovations Limited	March 15, 2023	100%	Hong Kong	Technology development

BitVentures America Inc	September 16, 2015	100%	United States	Technology development

Freedom Mining LLC	November 3, 2025	100%	United States	Digital assets

BTV-NDR eCommerce LLC	July 29, 2025	100%	United States	E-commerce

Santech Global Hong Kong Limited	May 3, 2016	100%	Hong Kong	Provision of client referral services